   As filed with the Securities and Exchange Commission on December 22, 1997


                                                       Registration Nos. 333-447
                                                                        811-7505
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                         Pre-Effective Amendment No.                      [ ]


                       Post-Effective Amendment No. 2                     [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                               Amendment No. 5                            [X]

                        (Check appropriate box or boxes)

                               INTRUST FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                (Address of Principal Executive Offices Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 266-8787

                            George O. Martinez, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022



             It is proposed that this filing will become effective:

                X   immediately upon filing pursuant to Rule 485(b)
             ------

                    on         , 1997 pursuant to Rule 485(b)
             ------

                    60 days after filing pursuant to Rule 485(a)
             ------

                    on         , 1997 pursuant to Rule 485(a)
             ------




Title of Securities being registered ............ Shares of Beneficial Interest.

Registrant has adopted a master-feeder operating structure for the International Multi-Manager Stock Fund. In that regard, this Post-Effective Amendment includes the signature pages for the AMR Investment Services Trust with respect to the International Equity Portfolio only.

                               INTRUST FUNDS TRUST
                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under the Securities Act of 1933

                                MONEY MARKET FUND
                              SHORT-TERM BOND FUND
                                   STOCK FUND
                             INTERMEDIATE BOND FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                            KANSAS TAX-FREE BOND FUND





The information required by items 1 through 9 for the above-referenced investment portfolios of INTRUST Funds Trust (the "Registrant") is hereby incorporated by reference to Part A to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 8, 1997 and subsequently amended by Post-Effective Amendment No. 1 filed on June 27, 1997.

                                MONEY MARKET FUND
                              SHORT-TERM BOND FUND
                                   STOCK FUND
                             INTERMEDIATE BOND FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                           KANSAS TAX-EXEMPT BOND FUND




The information required by items 10 through 23 for the above-referenced investment portfolios of the Registrant are hereby incorporated by reference to Part B to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 8, 1997 and subsequently amended by Post-Effective Amendment No. 1 filed on June 27, 1997.

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                                PRELIMINARY NOTE


The Registrant's Prospectus dated January 8, 1997, to which the financial statements of the Kansas Tax-Exempt Bond Fund for fiscal year ended August 31, 1997 contained herein are added by Post-Effective Amendment No. 2, is incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                           KANSAS TAX-EXEMPT BOND FUND
                        PORTFOLIO OF INTRUST FUNDS TRUST
                       SUPPLEMENT DATED DECEMBER 22, 1997
                       TO PROSPECTUS DATED JANUARY 8, 1997

         The following FUND EXPENSE table lists the costs and expenses that an investor in the Kansas Tax-Exempt Bond Fund (the "Fund") will incur either directly or indirectly as a shareholder of the Fund. The information is based upon expenses for the Fund for the fiscal year ended August 31, 1997, as adjusted for expense waivers and reimbursements(1).


                                    FEE TABLE

                                                                  INSTITUTIONAL         INSTITUTIONAL
                                                                  SERVICE CLASS         PREMIUM CLASS
                                                                  -------------         -------------
Maximum Sales Load Imposed on Purchases (as
     a percentage of offering price).................                 None                  None
Maximum Sales load Imposed on Reinvested
     Dividends (as a percentage of offering price)...                 None                  None
Deferred Sales Load (as a percentage of redemption
     proceeds).......................................                 None                  None
Redemption Fees(2)...................................                 None                  None
Exchange Fees........................................                 None                  None
ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)
Management Fees (after waivers and reimbursements)(3)                 0.00%                 0.00%
12b-1 Fees (after waiver)(4).........................                 0.00%                 0.00%
Other Expenses (after waivers and reimbursements)(3)(5)               0.21%                 0.71%(6)
                                                                      -----                 -----
Total Portfolio Operating Expenses (after waivers and
     reimbursements)(3)..............................                 0.21%                 0.71%
                                                                      =====                 =====


(1) Shares are offered only to certain institutional investors or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the INTRUST Funds, are purchasers through a trust, investment manager, or account managed or administered by the Adviser, are employees or ex-employees of INTRUST Financial Corporation or any of its affiliates, employees of BISYS Fund Services, or any other service provider.

(2) Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

(3) Absent fee waivers and/or expense reimbursements, management fees for each of the Fund would be 0.30% of the average net assets (annualized) and Other Expenses would be 0.32% (annualized) for each class. Total Portfolio Operating Expenses for the Fund's Institutional Service and Institutional Premium Class Shares would be 0.62% and 1.12% respectively.

(4) The fee under the Fund's Distribution Plan and Agreement is calculated on the basis of average net assets of the Fund at an annual rate not to exceed 0.25%. The Fund will not incur any distribution expenses during its first year of operation.

(5)  Other Expenses includes a fee of 0.08% for Shareholder Servicing.

(6) Other Expenses of the Institutional Premium Class are higher than Other Expenses for the Institutional Service Class because of an additional shareholder servicing charge of up to 0.50% of average daily net assets. The shareholder servicing charge is imposed for recordkeeping communication with and education of shareholders, fiduciary services (excluding investment management) and asset allocation services. Compensation to salespersons may vary depending upon whether Institutional Service Class or Institutional Premium Class shares are sold.

     This example should not be considered a representation of future expenses which may be more or less than those shown. The expenses set forth above and the example below reflect the non-imposition of certain expenses. The following example assumes a 5% annual return. The assumed return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

EXAMPLE:

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                INSTITUTIONAL    INSTITUTIONAL
                                                SERVICE CLASS    PREMIUM CLASS
                                                -------------    -------------
1 year..........................................     $ 2              $ 7
3 years.........................................     $ 7              $23
5 years.........................................     $12              $40
10 years........................................     $27              $88

                              FINANCIAL HIGHLIGHTS

     The following FINANCIAL HIGHLIGHTS are that of the Fund and its predecessor fund, the Kansas Tax Free Income Portfolio (the "SEI Fund"). Prior to the reorganization of the SEI Fund with and into the Fund, the Fund had not commenced operations. The following financial highlights for fiscal year ended August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent public accountants to the Fund. This information, as it relates to fiscal year ended August 31, 1997, should be read in conjunction with the Fund's financial statements and notes thereto which appear, along with the report of KPMG Peat Marwick LLP, in the Fund's Annual Report to Shareholders for the Year Ended August 31, 1997 (the "Annual Report"). Additional performance information is set forth in the Annual Report, which is available upon request and without charge by calling (888) 266-8787. The financial highlights for fiscal years ended August 31, 1991 through 1996 were audited by Arthur Andersen LLP, independent public accountants to the SEI Fund and should be read in conjunction with the respective period financial statements and notes thereto included in the annual reports of the SEI Funds.

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       KANSAS TAX-EXEMPT BOND FUND(a)
                                                                           Years Ended August 31,
                                              -----------------------------------------------------------------------------
                                              1997         1996        1995        1994       1993        1992      1991(1)
                                              ----         ----        ----        ----       ----        ----      -------
Net Asset Value, beginning
   of period.........................        $10.51       $10.63      $10.47      $10.91     $10.50      $10.13     $10.00
Investment Activities:
   Net investment income.............          0.55         0.56        0.57        0.57       0.58        0.60       0.42
   Net realized and unrealized gains
      (losses) from investments......          0.19        (0.12)       0.16       (0.42)      0.46        0.37       0.08
                                               ----        ------       ----       ------      -----       ----       ----
      Total from Investment Activities:        0.74         0.44        0.73        0.15       1.04        0.97       0.50
                                               ----         -----       ----        ----       ----        ----       ----
Distributions:
   Net investment income.............         (0.59)       (0.56)      (0.57)      (0.57)     (0.58)      (0.59)     (0.37)
   Net realized gains................            --           --          --       (0.02)     (0.05)      (0.01)       ---
                                             ------       ------      ------      ------     ------      ------     ------
      Total Distributions............         (0.59)       (0.56)      (0.57)      (0.59)     (0.63)      (0.60)     (0.37)
Net Asset Value, end of period.......        $10.66       $10.51      $10.63      $10.47     $10.91      $10.50     $10.13
                                             ======       ======      ======      ======     ======      =======    ======
Total Return.........................          7.27%        4.23%       7.23%       1.41%     10.38%       9.78%      5.12%
Ratios/Supplementary Data:
   Net assets at end of period (000)..      $96,780     $72, 066     $65,834     $62,346    $58,197     $45,609    $29,242
   Ratio of expenses to
      average net assets.............          0.21%        0.21%       0.21%       0.21%      0.21%       0.22%      0.31%**
   Ratio of net investment income
      to average net assets..........          5.20%        5.31%       5.47%       5.36%      5.56%       5.87%      5.85%**
   Ratio of expenses to average
      net assets*....................          0.62%        0.51%       0.51%       0.54%      0.51%       0.52%      0.61%**
   Ratio of net investment income
      to average net assets*.........          4.79%        5.01%       5.17%       5.03%      5.26%       5.57%      5.55%**
   Portfolio turnover................          8.78%       12.71%      17.60%      10.57%     23.04%      12.69%     21.82%**

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

**   Annualized.

(a) Formerly the Kansas Tax Free Income Portfolio of the SEI Tax Exempt Trust (the "SEI Fund"). As approved by its shareholders at a special shareholders meeting held April 28, 1997, effective May 17, 1997, the SEI Fund was reorganized into the Kansas Tax-Exempt Bond Fund (the "Fund") as transacted by (a) the tax-free transfer of all of the assets and liabilities of the SEI Fund to the Fund in exchange for shares of the Fund; (b) the distribution of the Fund's shares to shareholders of the SEI Fund; and (c) the termination of the SEI Fund as a series of the SEI Tax Exempt Trust. The Fund retained the investment objectives and assumed the financial reporting history of the SEI Fund. The Fund is currently offered in the Institutional Service Class only. Effective September 1, 1997, the Fund changed its fiscal year end from August 31 to October 31.

                                     PART B

                           KANSAS TAX-EXEMPT BOND FUND
                                  PORTFOLIO OF
                               INTRUST FUNDS TRUST

                       SUPPLEMENT DATED DECEMBER 22, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                 DATED JANUARY 8, 1997 AND AMENDED JUNE 27, 1997

     This Supplement is provided to update certain information regarding the Kansas Tax-Exempt Bond Fund (the "Fund") and should be read in conjunction with the information provided in the Statement of Additional Information.

ADVISORY, ADMINISTRATIVE AND DISTRIBUTION FEES

     Advisory Fees. For the fiscal year ended August 31, 1997, INTRUST Bank, N.A., as Adviser to the Fund, was entitled to advisory fees in the amount of $241,317 from the Fund but waived these fees in their entirety. For the fiscal years ended August 31, 1996 and August 31, 1995, INTRUST Bank, N.A., as Advisor to the Kansas Tax Free Income Portfolio of SEI Tax-Exempt Trust, the predecessor to the Fund (the "Predecessor Fund"), was entitled to advisory fees in the amount of $202,000 and $188,000 respectively, but waived these fees in their entirety.

     Administrative Services Fees. Pursuant to an Administrative Services Contract between INTRUST Funds Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, BISYS Fund Services as administrator of the Fund was entitled to administrative services fees in the amount of $133,773 from the Fund, but waived $58,661 of these fees. For the fiscal years ended August 31, 1996 and August 31, 1995, SEI Fund Management, as administrator/manager to the Predecessor Fund was entitled to management/administrative services fees in the amount of $101,000 and $94,000, respectively. Of the amount of the fee stated for the fiscal year ended August 31, 1995, SEI Fund Management waived $3,000.

     Distributor and Distribution Plan. For fiscal years ended August 31, 1996 and August 31, 1995, SEI Financial Services Company, as Distributor to the Predecessor Fund, retained as distribution fees $1,614 and $3,468, respectively, in connection with the sales charges collected on shares of the Predecessor Fund. For the fiscal year ended August 31, 1997, inasmuch as the Fund's shares are no longer subject to a sales charge, no distribution fees were paid to BISYS Fund Services as Distributor of the Fund. In addition, the Fund has adopted a Rule 12b-1 Distribution Plan and Agreement, pursuant to which BISYS Fund Services, as distributor of the Fund, is entitled to receive a maximum of 0.25% per annum of the average daily net assets of the Fund in connection with the distribution and marketing of the Fund's shares. For the fiscal year ended August 31, 1997, BISYS Fund Services waived all 12b-1 distribution fees.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund for fiscal year ended August 31, 1997 was 8.78%. The portfolio turnover rate for the Kansas Tax Free Income Portfolio of SEI Tax-Exempt Trust, the predecessor to the Fund, for the fiscal year ended August 31, 1996 was 12.71%.

CAPITALIZATION

     As of December 3, 1997, the officers and directors of INTRUST Funds Trust collectively owned less than 1% of the outstanding shares of the Fund. As of December 3, 1997, no person owned of record, or to the knowledge of management, beneficially owned, five percent or more of the outstanding shares of the Fund except as set forth below:

Name and Address of
Account Holder                                  Total Shares                        Percentage Owned
--------------                                  ------------                        ----------------
TRANSCO & Company                                9,237,425.805                           94.147%*
Cash Account
c/o INTRUST Bank/Trust Division
105 North Main
Wichita, KA 67201

* disclaims beneficial ownership

PERFORMANCE

     For the 30-day period ended August 31, 1997, the yield for the Fund was 4.45% and tax equivalent yield, assuming a 39.6% federal tax rate, was 7.36%. The average annual total returns for the Fund for one, five and since inception periods were 7.27%, 6.06% and 6.72% respectively. Such performance includes the prior performance of the SEI Kansas Tax Free Income Portfolio. Past performance is no guarantee of future performance.

FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Kansas Tax-Exempt Bond Fund for the period ended August 31, 1997 are incorporated herein by reference to the Fund's Annual Report, such Annual Report having been audited by KPMG Peat Marwick LLP, independent accountants, and so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to INTRUST Funds Trust., 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 266-8787.

                           PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


         (a)      (1)      Financial Statements for The Kansas Tax-Exempt Bond
                           Fund (the "Fund") included in Part A of this
                           Registration Statement: Financial Highlights for the
                           Period Ended August 31, 1997.

                  (2) Financial Statements included in Part B of this Registration Statement:

                  All Funds:

                            Schedule of Portfolio Investments (unaudited), Statement of Changes in Net Assets for the Period Ended April 30, 1997 (unaudited), Statement of Assets and Liabilities dated April 30, 1997 (unaudited), Statement of Operations for the Period Ended April 30, 1997 (unaudited), Financial Highlights for the Period Ended April 30, 1997, Notes to Financial Statements dated April 30, 1997 (unaudited), Statement of Assets and Liabilities and Notes Thereto as of December 6, 1996, Report of Independent Accountants.(2)


                  Kansas Tax-Exempt Bond Fund only:

                            Portfolio of Investments dated August 31, 1997*; Statements of Assets and Liabilities dated August 31, 1997*; Statements of Operations dated August 31, 1997*; Statements of Changes in Net Assets dated August 31, 1997*; Notes to Financial Statements dated August 31, 1997*; Independent Auditors' Report dated October 10, 1997*

                            * Incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange Commission on October 31, 1997.

         (b)      Exhibits

                           (1)      Trust Instrument.(1)

                           (2)      Bylaws of Registrant.(2)

                           (3)      None.

                           (4)      None.

                           (5)      (a)    Form of Master Investment Advisory
                                           Agreement and Supplements between
                                           Registrant and Adviser.(1)

                           (5)      (b)    Form of Sub-Advisory Agreements
                                           between Adviser and Sub-Advisers.(1)

                           (5)      (d)    Form of Master Administration
                                           Agreement and Supplements between
                                           Registrant and Administrator.(1)

                           (6) Form of Master Distribution Contract and Supplements between Registrant and Distributor.(1)

                           (7)      None.


                           (8)      Form of Custodian Contract between
                                    Registrant and Custodian.(1)

                           (9)      (a)     Form of Transfer Agency and Service
                                            Agreement between
                                            Registrant and Transfer Agent.(1)

                           (9)      (b)     Form of Service Organization
                                            Agreement.(1)

                           (10) Consent of Baker & McKenzie, counsel to Registrant -- Filed herewith

                           (11)(a)  Consent of KPMG Peat Marwick LLP --
                                    filed herewith

                               (b)  Consent of Arthur Andersen LLP --
                                    filed herewith

                           (12)     None.

                           (13)     Subscription Agreement.(1)

                           (14)     None.

                           (15) Form of Rule 12b-1 Distribution Plan and Agreement between
                                    Registrant and Distributor.(1)

                           (16) Schedule of Computation of Performance Calculation.(2)

                                    Schedule of Computation of Performance
                                    Calculation for Kansas Tax Exempt Bond Fund
                                    -- filed herewith

                           (17)     Financial Data Schedule.(2)

                                    Financial Data Schedule for Kansas Tax
                                    Exempt Bond Fund -- filed herewith

                           (18)     Rule 18f-3 Plan.(1)

Other Exhibits

                           (A)      Power Of Attorney.(1)

------------------------
(1) Previously filed on December 23, 1996 as part of Pre-Effective Amendment Number Three and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 1 on June 27, 1997, and incorporated by Reference herein.

Item 25.          Persons Controlled by or under Common Control with Registrant.

                  None.



Item 26.          Number of Holders of Securities at December 3, 1997.


Money Market Fund                                                    2
Short-Term Bond Fund                                                 3
Intermediate Bond Fund                                               3
Stock Fund                                                           3
International Multi-Manager                                          6
Stock Fund                                                           8
Kansas Tax-Exempt Bond                                               7
Fund


Item 27.          Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), and Section 14 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement) officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor limit the liability of the Adviser, and the distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 28.          Business and Other Connections of INTRUST Bank, N.A.

                  INTRUST Bank, N.A. is a majority-owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST Bank, N.A. is a national banking association which provides a full range of banking and trust services to clients. As of May 31, 1997 total assets under management were approximately $1.6 billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201. The executive officers of INTRUST Bank, N.A. and INTRUST Financial Corporation and such executive officers' positions during the past two years are as follows:

                               INTRUST Bank, N.A.

                    Name                              Position and Office
                    ----                              -------------------
              C.Q. Chandler, IV               Chairman, President and Chief Executive
                                              Officer (Vice Chairman prior to February,
                                              1996)

                J.V. Lentell                  Vice Chairman
                 Ron Baldwin                  Vice Chairman (Hired February, 1996;
                                              Executive Vice President, Fourth Financial
                                              Corporation prior to February, 1996)
                 Rick Beach                   Executive Vice President (Senior Vice
                                              President, INTRUST Financial Corporation
                                              prior to March, 1996)

                          INTRUST Financial Corporation

                    Name                      Position and Office
                    ----                      -------------------
                C.Q. Chandler                 Chairman and Chief Executive Officer
              C.Q. Chandler, IV               President
                J.V. Lentell                  Vice Chairman - INTRUST Bank, N.A.
                 Ron Baldwin                  Vice Chairman - INTRUST Bank, N.A.
                                              (Hired February, 1996; Executive Vice
                                              President, Fourth Financial Corporation
                                              prior to February, 1996)
                 Rick Beach                   Executive Vice President (Senior Vice
                                              President, prior to March, 1996)

Item 29.          Principal Underwriter

                  (a) BISYS acts as Distributor/Underwriter for other registered investment companies.

                  (b)      Officers and Directors.


Name and Principal                           Positions and Offices with           Positions and Offices with
Business Address                             Registrant                           Underwriter
----------------                             ----------                           -----------
BISYS Fund Services, Inc.                    None                                 Sole General Partner
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation                    None                                 Sole Limited Partner
150 Clove Road
Little Falls, New Jersey  07424
The BISYS Group, Inc.                        None                                 Sole Shareholder
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not applicable.


Item 30.          Location of Accounts and Records

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS located at 3435 Stelzer Road, Columbus, Ohio 43219 and INTRUST at 105 North Main Street, Box One, Wichita, Kansas 63201 and AMR Investment Services, Inc., at 4333 Amon Carter Boulevard, MD, 5645, Forth Worth, Texas 76155.


Item 31.          Management Services

                  Not applicable.


Item 32.          Undertakings.

                  (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on December 22, 1997.


                                       INTRUST FUNDS TRUST

                                       By:      /s/ David Bunstine
                                          -------------------------------------
                                                David Bunstine, President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





       Signature                                            Title                                Date
       ---------                                            -----                                ----
/s/ Terry L. Carter*
-----------------------------
Terry L. Carter                                             Trustee                           December 22, 1997

/s/ Thomas F. Kice*
-----------------------------
Thomas F. Kice                                              Trustee                           December 22, 1997

/s/ George Mileusnic*
-----------------------------
George Mileusnic                                            Trustee                           December 22, 1997

/s/ John J. Pileggi
-----------------------------
John J. Pileggi                                             Trustee                           December 22, 1997

/s/ Thomas E. Shea*
-----------------------------
Thomas E. Shea                                              Trustee                           December 22, 1997

/s/ G.L. Best*
-----------------------------
G.L. Best                                                   Trustee                           December 22, 1997

/s/ David Bunstine
-----------------------------
David Bunstine                                             President                          December 22, 1997

/s/ Thresa B. Dewar                           Treasurer (Principal                            December 22, 1997
-----------------------------                 Financial and Accounting
Thresa B. Dewar                               Officer)



*By:  /s/ John J. Pileggi
    --------------------------------------
         John J. Pileggi, Attorney-In-Fact

                                   SIGNATURES


                  AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the INTRUST FUNDS Trust to be signed on its behalf by the undersigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, "hereunto duly authorized, in the City of Fort Worth and the State of Texas on December 22, 1997.


                                            AMR INVESTMENT SERVICES TRUST


                                            By:     /s/ William F. Quinn
                                               --------------------------------
                                                  William F. Quinn
                                                   President

Attest:

   /s/ Barry Y. Greenberg
----------------------------------------
         Barry Y. Greenberg
         Vice President and Assistant Secretary


                  This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the INTRUST Funds Trust has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.


                  Signature                                  Title                            Date
                  ---------                                  -----                            ----
/s/ William F. Quinn
----------------------------------
William F. Quinn                                     President and Trustee              December 22, 1997

/s/ Alan D. Feld
----------------------------------
Alan D. Feld                                                Trustee                     December 22, 1997

/s/ Ben J. Fortson
----------------------------------
Ben J. Fortson                                              Trustee                     December 22, 1997

/s/ John S. Justin
----------------------------------
John S. Justin                                              Trustee                     December 22, 1997

/s/ Stephen D. O'Sullivan
----------------------------------
Stephen D. O'Sullivan                                       Trustee                     December 22, 1997

/s/ Roger T. Staubach
----------------------------------
Roger T. Staubach                                           Trustee                     December 22, 1997

/s/ Dr. Kneeland Youngblood                                 Trustee                     December 22, 1997
----------------------------------
Dr. Kneeland Youngblood


*By:   /s/ William F. Quinn
    ---------------------------------------
         William F. Quinn, Attorney-In-Fact

                                 EXHIBIT INDEX

          Exhibit No.             Description
          -----------             -----------

          10             Consent of Baker & McKenzie

          11(a)          Consent of KPMG Peat Marwick LLP

          11(b)          Consent of Arthur Anderson LLP

          16 Schedule of Computation of Performance Calculation for Kansas Tax Exempt Bond Fund

          17             Financial Data Schedule for Kansas Tax Exempt Bond Fund